STATEMENTS OF PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock Series A Preferred Stock	Preferred Stock Series A-2 preferred stock	Preferred Stock Series A-3 preferred stock	Preferred Stock Series B Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Series A Preferred Stock	Series B Preferred Stock	Total
Balance at the beginning at Dec. 31, 2016					$ 11,000		$ (9,029,000)			$ (9,018,000)
Balance at the beginning (in shares) at Dec. 31, 2016					1,369,212
Balance at the beginning at Dec. 31, 2016	$ 15,000,000
Balance at the beginning (in shares) at Dec. 31, 2016	15,000,000
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						$ 75,000				75,000
Issuance of stock		$ 25,000,000
Issuance of stock (in shares)		25,000,000
Net loss							(15,469,000)			(15,469,000)
Balance at the end at Dec. 31, 2017					$ 1,000	84,000	(24,498,000)			$ (24,413,000)
Balance at the end (in shares) at Dec. 31, 2017					1,369,212					1,369,212
Balance at the end at Dec. 31, 2017	$ 40,000,000							$ 40,000,000		$ 40,000,000
Balance at the end (in shares) at Dec. 31, 2017	40,000,000
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						24,000				24,000
Net loss							(4,996,000)			(4,996,000)
Balance at the end at Mar. 31, 2018					$ 1,000	108,000	(29,494,000)			(29,385,000)
Balance at the end (in shares) at Mar. 31, 2018					1,369,212
Balance at the end at Mar. 31, 2018	$ 40,000,000
Balance at the end (in shares) at Mar. 31, 2018	40,000,000
Balance at the beginning at Dec. 31, 2017					$ 1,000	84,000	(24,498,000)			$ (24,413,000)
Balance at the beginning (in shares) at Dec. 31, 2017					1,369,212					1,369,212
Balance at the beginning at Dec. 31, 2017	$ 40,000,000							40,000,000		$ 40,000,000
Balance at the beginning (in shares) at Dec. 31, 2017	40,000,000
Increase (Decrease) in Stockholders' Deficit
Net loss										(15,937,000)
Balance at the end at Sep. 30, 2018					$ 1,000	222,000	(40,435,000)			(40,212,000)
Balance at the end (in shares) at Sep. 30, 2018					1,369,212
Balance at the end at Sep. 30, 2018	$ 71,000,000
Balance at the end (in shares) at Sep. 30, 2018	68,181,819
Balance at the beginning at Dec. 31, 2017					$ 1,000	84,000	(24,498,000)			$ (24,413,000)
Balance at the beginning (in shares) at Dec. 31, 2017					1,369,212					1,369,212
Balance at the beginning at Dec. 31, 2017	$ 40,000,000							40,000,000		$ 40,000,000
Balance at the beginning (in shares) at Dec. 31, 2017	40,000,000
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						263,000				263,000
Issuance of stock			$ 31,000,000	$ 91,223,000	$ 5,600	4,000				4,000
Issuance of stock (in shares)			28,181,819	56,828,851
Net loss							(22,799,000)			(22,799,000)
Balance at the end at Dec. 31, 2018					$ 1,000	352,000	(47,297,000)			$ (46,944,000)
Balance at the end (in shares) at Dec. 31, 2018					1,374,812					1,374,812
Balance at the end at Dec. 31, 2018	$ 71,000,000			$ 91,223,000				71,000,000	$ 91,223,000	$ 162,223,000
Balance at the end (in shares) at Dec. 31, 2018	68,181,819			56,828,851
Balance at the beginning at Mar. 31, 2018					$ 1,000	108,000	(29,494,000)			(29,385,000)
Balance at the beginning (in shares) at Mar. 31, 2018					1,369,212
Balance at the beginning at Mar. 31, 2018	$ 40,000,000
Balance at the beginning (in shares) at Mar. 31, 2018	40,000,000
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						24,000				24,000
Net loss							(5,231,000)			(5,231,000)
Balance at the end at Jun. 30, 2018					$ 1,000	132,000	(34,725,000)			(34,592,000)
Balance at the end (in shares) at Jun. 30, 2018					1,369,212
Balance at the end at Jun. 30, 2018	$ 71,000,000
Balance at the end (in shares) at Jun. 30, 2018	68,181,819
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						90,000				90,000
Net loss							(5,710,000)			(5,710,000)
Balance at the end at Sep. 30, 2018					$ 1,000	222,000	(40,435,000)			(40,212,000)
Balance at the end (in shares) at Sep. 30, 2018					1,369,212
Balance at the end at Sep. 30, 2018	$ 71,000,000
Balance at the end (in shares) at Sep. 30, 2018	68,181,819
Balance at the beginning at Dec. 31, 2018					$ 1,000	352,000	(47,297,000)			$ (46,944,000)
Balance at the beginning (in shares) at Dec. 31, 2018					1,374,812					1,374,812
Balance at the beginning at Dec. 31, 2018	$ 71,000,000			$ 91,223,000				71,000,000	91,223,000	$ 162,223,000
Balance at the beginning (in shares) at Dec. 31, 2018	68,181,819			56,828,851
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						383,000				383,000
Issuance of stock						4,000				4,000
Issuance of stock (in shares)					4,697
Net loss							(6,155,000)			(6,155,000)
Balance at the end at Mar. 31, 2019					$ 1,000	739,000	(53,452,000)			(52,712,000)
Balance at the end (in shares) at Mar. 31, 2019					1,379,509
Balance at the end at Mar. 31, 2019	$ 71,000,000			$ 91,223,000
Balance at the end (in shares) at Mar. 31, 2019	68,181,819			56,828,851
Balance at the beginning at Dec. 31, 2018					$ 1,000	352,000	(47,297,000)			$ (46,944,000)
Balance at the beginning (in shares) at Dec. 31, 2018					1,374,812					1,374,812
Balance at the beginning at Dec. 31, 2018	$ 71,000,000			$ 91,223,000				$ 71,000,000	$ 91,223,000	$ 162,223,000
Balance at the beginning (in shares) at Dec. 31, 2018	68,181,819			56,828,851
Increase (Decrease) in Stockholders' Deficit
Net loss										(22,810,000)
Balance at the end at Sep. 30, 2019					$ 23,000	240,791,000	(70,107,000)			$ 170,649,000
Balance at the end (in shares) at Sep. 30, 2019					22,739,345					22,739,345
Balance at the beginning at Mar. 31, 2019					$ 1,000	739,000	(53,452,000)			$ (52,712,000)
Balance at the beginning (in shares) at Mar. 31, 2019					1,379,509
Balance at the beginning at Mar. 31, 2019	$ 71,000,000			$ 91,223,000
Balance at the beginning (in shares) at Mar. 31, 2019	68,181,819			56,828,851
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						412,000				412,000
Issuance of stock					$ 1,000	38,000				39,000
Issuance of stock (in shares)					24,687
Net loss							(8,221,000)			(8,221,000)
Balance at the end at Jun. 30, 2019					$ 23,000	240,245,000	(61,673,000)			178,595,000
Balance at the end (in shares) at Jun. 30, 2019					22,714,765
Increase (Decrease) in Stockholders' Deficit
Stock based compensation						524,000				524,000
Issuance of stock						22,000				22,000
Issuance of stock (in shares)					24,580
Net loss							(8,434,000)			(8,434,000)
Balance at the end at Sep. 30, 2019					$ 23,000	$ 240,791,000	$ (70,107,000)			$ 170,649,000
Balance at the end (in shares) at Sep. 30, 2019					22,739,345					22,739,345